INVENTORIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
INVENTORIES
Merchandise	¥ 37,314	¥ 69,397
Supplies	3,425	4,073
Total	¥ 40,739	¥ 73,470